Background (Details) (USD $)	1 Months Ended		12 Months Ended
	May 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011	Nov. 19, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2012 Hertz Investors, Inc [Member]	Dec. 31, 2012 Hertz Global Holdings [Member]
Acquisition
Capital Stock Outstanding, Investor Ownership Percentage							100.00%	100.00%
Noncontrolling Interest, Ownership Percentage by Parent				100.00%	65.00%
Per share price						$ 87.50
Common stock shares sold	49,800,405,000	60,050,777	50,000,000
Ownership percent held in ultimate parent			26.00%